INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
A summary of the Company’s technology and intangible assets as of June 30, 2015 and 2014 is set forth below:

	2015	2014
TA-270
Original Cost	$580,178	$739,562
Less: Accumulated Amortization	(261,080)	(249,790)
Balance at the end of year	319,098	489,772

Goodwill	434,000	517,179

Total	$753,098	$1,006,951

Finite-lived Intangible Assets Amortization Expense [Table Text Block]
As of June 30, 2015, future estimated amortization expense is expected to be as follows:

June 30, 2016	$31,910
June 30, 2017	31,910
June 30, 2018	31,910
June 30, 2019	31,910
June 30, 2020	31,910
June 30, 2021	31,910
June 30, 2022	31,910
June 30, 2023	31,910
June 30, 2024	31,909
June 30, 2025	31,909
$319,098